Significant Accounting Policies - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Number of reportable segments | segment	3
Research and development costs | $		$ 46.0	$ 44.9	$ 40.0
Measurement of tax benefit, minimum likelihood of the largest amount being realized upon ultimate settlement		50.00%